Stock-based Compensation Plans - Stock Options (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Stock Options (in shares):
Outstanding at beginning of period	122,168,691
Forfeited	(34,081,637)
Outstanding at end of period	88,087,054
Options vested and exercisable at end of period	88,087,054
Weighted-average Exercise Price (in dollars per share):
Outstanding at beginning of period	$ 48.23
Forfeited	$ 46.32
Outstanding at end of period	$ 48.96
Options vested and exercisable at end of period	$ 48.96
Aggregate intrinsic value	$ 0
Outstanding, Weighted average remaining contractual term	1 year 7 months
Key Associate Stock Plan
Stock Options (in shares):
Outstanding at end of period	79,000,000
Predecessor Company Plans Assumed In Mergers
Stock Options (in shares):
Outstanding at end of period	9,000,000